Allowance for loan losses and credit quality New Troubled Debt Restructure Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loans	Dec. 31, 2011 loans
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, New Modifications, Number of Contracts	2	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 91	$ 238
Financing Receivable, Modifications, Post-Modification Recorded Investment	91	246
Construction Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, New Modifications, Number of Contracts	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	145
Financing Receivable, Modifications, Post-Modification Recorded Investment	145
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, New Modifications, Number of Contracts	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	513
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 513